LEASES - Disclosure of Other Information Related to Lease Term and Discount Rate (Detail)	Dec. 31, 2023	Dec. 31, 2022
Lessee Operating Lease and Finance Lease Other Information Related to Lease Term and Discount Rate [Abstract]
Operating leases, Weighted average remaining lease term	18 years	21 years 6 months
Operating leases, Weighted average discount rate	6.66%	5.77%
Finance leases, Weighted average remaining lease term	9 years 6 months	10 years 6 months
Finance leases, Weighted average discount rate	10.70%	10.70%